Risk Management - Credit Default Swaps (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Notional amount	$ 513,010	$ 499,021
Credit protection purchased	0	0
Credit default swaps
Disclosure of credit risk exposure [line items]
Notional amount	109	114
Total fair value	$ 1	$ 2
Weighted average maturity	2 years	3 years
Credit default swaps | AA
Disclosure of credit risk exposure [line items]
Notional amount	$ 22	$ 23
Total fair value	$ 0	$ 1
Weighted average maturity	2 years	3 years
Credit default swaps | A
Disclosure of credit risk exposure [line items]
Notional amount	$ 65	$ 68
Total fair value	$ 1	$ 1
Weighted average maturity	2 years	3 years
Credit default swaps | BBB
Disclosure of credit risk exposure [line items]
Notional amount	$ 22	$ 23
Total fair value	$ 0	$ 0
Weighted average maturity	1 year	2 years
Credit default swaps | CDS Credit
Disclosure of credit risk exposure [line items]
Notional amount	$ 109	$ 114
Total fair value	$ 1	$ 2
Weighted average maturity	2 years	3 years